Expense Example, No Redemption - Eaton Vance Emerging Markets Debt Opportunities Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	587	849	1,132	1,936	92	315	556	1,248	87	299	529	1,190